Investments - Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major categories of net investment income
Total net realized gains (losses) related to sales and other	$ 9.4	$ (1.4)	$ 9.8
Total net realized losses related to other-than-temporary impairments			(0.1)
Total net realized gains (losses)	9.4	(1.4)	9.7
Fixed maturity securities
Major categories of net investment income
Total net realized gains (losses) related to sales and other	2.6	4.3	6.1
Total net realized losses related to other-than-temporary impairments			(0.1)
Equity securities
Major categories of net investment income
Total net realized gains (losses) related to sales and other	8.3	(6.1)	0.2
Commercial mortgage loans on real estate
Major categories of net investment income
Total net realized gains (losses) related to sales and other	0.0	0.4	1.3
Other investments
Major categories of net investment income
Total net realized gains (losses) related to sales and other	$ (1.5)	$ 0.0	$ 2.2